CM ADVISORS FAMILY OF FUNDS

805 Las Cimas Parkway, Suite 430

Austin, TX 78746

FILED VIA EDGAR

July 2, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	CM Advisors Family of Funds (the “Trust”)

Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A

File Nos. 333-101585 and 811-21260

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of its series, CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (each a “Fund” and collectively the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(j), and on behalf of the Trust, I hereby certify that (i) the forms of Prospectus and Statement of Additional Information for the Funds that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 32 (SEC Accession No. 0001398344-19-011228) to the Trust’s Registration Statement on Form N-1A (the “Amendments”). The text of the Amendments was filed electronically with the U.S. Securities and Exchange Commission on June 27, 2019.

Please direct any comments or questions to the undersigned at 781-799-5517. Thank you.

Sincerely,

/s/ Linda J. Hoard

Linda J. Hoard

Director of Fund Administration

at Ultimus Fund Solutions, LLC,

Administrator to the Trust